Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets subject to amortization:
Accumulated amortization	$ (85,199)	$ (59,375)
Net book value	130,709
Intangible Assets, Net (Including Goodwill) [Abstract]
Gross carrying amount	504,908	478,500
Accumulated amortization	(85,199)	(59,375)
Net book value	419,709	419,125
Trade name – Mobile Mini
Indefinite-lived intangible assets:
Gross carrying amount	164,000	164,000
Trade name – WillScot
Indefinite-lived intangible assets:
Gross carrying amount	$ 125,000	$ 125,000
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life (in years)	4 years 6 months	5 years 6 months
Intangible assets subject to amortization:
Gross carrying amount	$ 214,408	$ 188,000
Accumulated amortization	(84,324)	(58,750)
Net book value	130,084	129,250
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated amortization	$ (84,324)	$ (58,750)
Technology
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life (in years)	2 years 6 months	3 years 6 months
Intangible assets subject to amortization:
Gross carrying amount	$ 1,500	$ 1,500
Accumulated amortization	(875)	(625)
Net book value	625	875
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated amortization	$ (875)	$ (625)